Employee Benefit Plans and Postretirement Benefits - Summary of Fair Value of Plan Assets by Asset Category and Level Within Fair Value Hierarchy (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	$ 2,763		$ 2,693
Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	303		333
Other fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	1,345		1,146
Total other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	1,054		1,186
Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	61		28
U.S. equities-Large cap [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	113		152
U.S. equities-Mid cap [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	36		45
U.S. equities-Small cap [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	45		67
Non-U.S. equities [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	109		69
U.S. government bonds [Member] | Other fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	345		250
U.S. corporate bonds [Member] | Other fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	323		264
Non-U.S. government bonds [Member] | Other fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	483		484
Non-U.S. corporate bonds [Member] | Other fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	110		92
Mortgage backed securities [Member] | Other fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	9		11
Other Fixed Income Securities [Member] | Other fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	75		45
Mutual funds [Member] | Total other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	708	[1]	716	[1]
Insurance contracts [Member] | Total other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	34		29
Derivatives-credit contracts [Member] | Total other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	14		1
Real Estate [Member] | Total other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	35		32	[2]
Other [Member] | Total other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	263		59
Investment funds [Member] | Total other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category			349	[3]
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	855		611
Level 1 [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	303		308
Level 1 [Member] | Other fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	484		296
Level 1 [Member] | Total other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	36		4
Level 1 [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	32		3
Level 1 [Member] | U.S. equities-Large cap [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	113		139
Level 1 [Member] | U.S. equities-Mid cap [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	36		45
Level 1 [Member] | U.S. equities-Small cap [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	45		67
Level 1 [Member] | Non-U.S. equities [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	109		57
Level 1 [Member] | U.S. government bonds [Member] | Other fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	345		247
Level 1 [Member] | Non-U.S. government bonds [Member] | Other fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	101		25
Level 1 [Member] | Non-U.S. corporate bonds [Member] | Other fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	1
Level 1 [Member] | Other Fixed Income Securities [Member] | Other fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	37		24
Level 1 [Member] | Insurance contracts [Member] | Total other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	1
Level 1 [Member] | Real Estate [Member] | Total other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	35
Level 1 [Member] | Other [Member] | Total other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category			4
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	1,875		2,053
Level 2 [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category			25
Level 2 [Member] | Other fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	861		850
Level 2 [Member] | Total other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	985		1,153
Level 2 [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	29		25
Level 2 [Member] | U.S. equities-Large cap [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category			13
Level 2 [Member] | Non-U.S. equities [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category			12
Level 2 [Member] | U.S. government bonds [Member] | Other fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category			3
Level 2 [Member] | U.S. corporate bonds [Member] | Other fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	323		264
Level 2 [Member] | Non-U.S. government bonds [Member] | Other fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	382		459
Level 2 [Member] | Non-U.S. corporate bonds [Member] | Other fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	109		92
Level 2 [Member] | Mortgage backed securities [Member] | Other fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	9		11
Level 2 [Member] | Other Fixed Income Securities [Member] | Other fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	38		21
Level 2 [Member] | Mutual funds [Member] | Total other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	708	[1]	716	[1]
Level 2 [Member] | Derivatives-credit contracts [Member] | Total other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	14		1
Level 2 [Member] | Real Estate [Member] | Total other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category			32	[2]
Level 2 [Member] | Other [Member] | Total other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	263		55
Level 2 [Member] | Investment funds [Member] | Total other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category			349	[3]
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	33		29
Fair Value, Inputs, Level 3 [Member] | Total other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	33		29
Fair Value, Inputs, Level 3 [Member] | Insurance contracts [Member] | Total other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	$ 33		$ 29		$ 29

[1]	This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.
[2]	This category includes also hedge funds.
[3]	This category includes primarily commingled funds, which invest in equities.